Consolidated Statements of Financial Position - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	₽ 29,970	₽ 13,003
Right-of-use assets	39,940	14,579
Intangible assets	1,171	317
Investments in an associate	1,238	1,111
Deferred tax assets	80	44
Other financial assets	2,312	746
Other non-financial assets	41	0
Total non-current assets	74,752	29,800
Current assets
Inventories	26,362	15,342
Accounts receivable	6,611	3,405
VAT receivable	3,440	908
Other financial assets	75	0
Other non-financial assets	4,107	1,429
Short-term bank deposits	17,954	22
Cash and cash equivalents	108,037	103,702
Total current assets	166,586	124,808
Total assets	241,338	154,608
Equity
Share capital	12	11
Share premium	134,924	133,439
Treasury shares	(1)	0
Equity-settled employee benefits reserves	7,800	1,152
Other capital reserves	(3)
Accumulated deficit	(112,124)	(55,345)
Total equity	30,608	79,257
Non-current liabilities
Borrowings	50,577	2,323
Lease liabilities	34,770	12,267
Conversion options	594	0
Deferred tax liabilities	46	66
Deferred income	289	406
Other non-current liabilities	518	78
Total non-current liabilities	86,794	15,140
Current liabilities
Trade and other payables	89,273	42,545
Borrowings	11,539	7,125
Lease liabilities	7,697	3,223
Taxes payable	1,077	816
Accrued expenses	4,716	1,677
Contract liabilities and deferred income	9,634	4,825
Total current liabilities	123,936	60,211
Total liabilities	210,730	75,351
Total equity and liabilities	₽ 241,338	₽ 154,608